Stockholders' Equity (Details 3) - Restricted Stock Units (RSUs) [Member] - Incentive Award Plan 2021 [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock awards nonvested at beginning of year	36,585
Weighted average grant-date fair value nonvested at beginning of year	$ 179,998
Number of restricted stock awards granted	161	48,780
Weighted average grant-date fair value granted	$ 73,094	$ 239,998
Number of restricted stock awards vested	509	12,195
Weighted average grant-date fair value vested	$ 244,994	$ 59,999
Number of restricted stock awards forfeited
Weighted average grant-date fair value Forfeited
Number of restricted stock awards nonvested at ending of year	18	36,585
Weighted average grant-date fair value nonvested at ending of year	$ 8,172	$ 179,998
Number of restricted stock awards vested	(509)	(12,195)
Weighted average grant-date fair value vested	$ (244,994)	$ (59,999)